Stockholders' Equity - Contingent Consideration (Details)	12 Months Ended
Dec. 31, 2023 shares
Stockholders' Equity
Common stock potentially issuable upon the achievement of certain milestones	1,423,209
Milestones term for achievement of stock price and market capitalization	2 years